Note 8 - Intangible Assets - Estimated Annual Amortization Expense for Recorded Intangible Assets (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 56,903
2020	53,419
2021	51,366
2022	50,690
2023	$ 48,127